Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstarct]
SHARE-BASED COMPENSATION

NOTE 11 – SHARE-BASED COMPENSATION

The Company has adopted a share-based compensation plan, the 2022 Share Incentive Plan (the Plan), from which share-based compensation awards can be granted to employees, directors and consultants. As of December 31, 2024, there were 197,731 ADSs authorized for issuance and not yet issued under the Plan.

The Company has issued stock option and restricted share unit (RSU) awards to management, other employees, consultants, and directors. These awards generally vest ratably over a three-year period and the option awards expire after a term of five years or four years from the date of grant. The Company’s option and RSUs awards have vesting conditions based on service periods. The Company allocated performance share units (PSUs) that vested in 2024, with vesting conditions based on achievement of pre-determined performance conditions.

New allotments during the year ended December 31, 2024, all of which are non-tradable and physically-settled, are set out below:

Date of grant	Eligible Recipients	Terms of the instrument	No. of ADSs	Vesting Conditions
April 30, 2024	Company Employees	Restricted share units	1,590	1/3 after one year from the commencement of employment and the balance in quarterly tranches over 2 years
May 1, 2024	Consultant	Stock options	7,400	4 quarterly tranches
June 30, 2024	Company Employees	Restricted share units	7,600	1/3 after one year from the commencement of employment and the balance in quarterly tranches over 2 years
August 28, 2024	Company Employees	Restricted Share Units	2,000	1/3 after one year from the commencement of employment and the balance in quarterly tranches over 2 years

Total securities exercisable into shares			18,590

(1)	On March 30, 2023, the Chairman of the Board was granted performance share units, which vested in full upon the achievement of an engagement with a strategic partner/corporation operating in the field of food, healthcare, pharmaceuticals or printing in a joint development agreement to collaborate to develop technology or products for the purpose of later commercialization, as the execution of the Wyler Agreement during 2024 was deemed the achievement of this performance condition, which led to the vesting of the PSUs into 13,400 ADS. USD 61 thousand of the share-based payment for these PSUs was recognized in 2023, and the remaining USD 37 thousand in 2024. For more information see Note 10.

(2)	On April 20, 2023, the Chief Executive Officer was granted performance share units, which vested in full into 19,100 ADSs as described above. USD 87 of the share-based payment for these PSUs was recognized in 2023, and the remaining USD 53 thousand in 2024. For additional information, see Note 10.

(3)	During 2024, the Company issued restricted stock units to its employees and stock options to a consultant who provided the Company with advertising services, at a fair value of USD 71 thousand. The assumption for the cumulative fair value estimate is detailed in the table below.

The fair value at the date the options were awarded in 2024 was estimated using a Black-Scholes model.

The fair value of the Company’s stock options granted to employees, consultant and directors for the years ended December 31, 2024, 2023 and 2022 was estimated using the following assumptions:

	2024	2023	2022
Expected volatility	91.04%	97.57%-119.85%	91.25%-100.74%
Risk free interest rate	4.73%	3.78%-4.92%	2.03%-4.04%
Expected dividend	0%	0%	0%
Expected term (in years)	5 years	1.5-2 years	2-2.8 years

The Expected Volatility was determined on the basis of the weighted average share price volatility of the company, as well as similar companies, for a period equal to the expected terms of the share options. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The estimated exercise coefficient for executives and non-executives is approximately 2.8 and 2, respectively. Share price was determined according to quoted share prices on Nasdaq.

Transactions related to the grant of options to employees, directors and non-employees under the Company’s options plan during the year ended December 31, 2024 were as follows:

	Number of options	Weighted average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate Intrinsic Value (USD)
Outstanding at January 1, 2024	9,974,095	0.05	6.41	-
Granted	740,000	-	5	0.02
Exercised	-	-	-	-
Forfeited	(53,333)	0.24	-	-
Expired	(1,962,492)	0.62	-	-
Outstanding at December 31, 2024	8,698,270	0.6	5.3	0.02
Vested and expected to vest at end of period	8,698,270	0.6	5.3	-
Exercisable at December 31, 2024	8,328,987	0.63	5.38	-

The weighted-average grant-date fair value of RSUs and options granted during the years 2024, 2023 and 2022 was USD 0.04, USD 0.08 and USD 0.24 per ordinary share, or $4.00, $8.00 and $24.00 per ADS, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2024, 2023 and 2022, was USD 0, USD 0 thousand and USD 246 thousand, respectively.

Transactions related to restricted share units (RSUs) during the year ended December 31, 2024, were as follows:

	Number of RSUs (ordinary shares)	Weighted average grant date fair value (USD)
Outstanding at January 1, 2024	18,128,650	0.08
Granted	1,119,000	0.03
Vested	(8,317,863)	0.11
Forfeited	(4,523,487)	0.08
Outstanding at December 31, 2024	6,406,300	0.04

The total intrinsic value of vested RSUs during the years ended December 31, 2024, 2023 and 2022, was USD 328 thousand, USD 271 thousand and USD 120, respectively.

As of December 31, 2024, the total compensation cost related to non-vested awards not yet recognized was approximately USD 183 thousand, which is expected to be recognized over a period of up to three years.

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2024, 2023 and 2022 was comprised as follows:

	Year ended December 31,
	2024	2023	2022
Research and development, net	(220)	476	627
Marketing	206	832	2,291
General and administrative	391	551	438
Total share-based compensation expenses	377	1,859	3,356